CURRENT LIABILITIES - Disposal of a property (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current liabilities
Accrual associated with a property disposal	$ 0	$ 1,944
Property At120 Moon Acres Road [Member]
Current liabilities
Accrual associated with a property disposal	2,000
cash payment for accrual associated with property disposal	$ 1,600